Finance Costs	12 Months Ended
Dec. 31, 2019
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Finance Costs
27	FINANCE COSTS

	For the year ended 31 December
	2019 RMB million	2018 RMB million	2017 RMB million
Interest expenses for securities sold under agreements to repurchase	2,392	3,565	3,144
Interest expenses for interest-bearing loans and borrowings	589	551	424
Interest expenses for bonds payable	1,168	—	1,033
Interest on lease liabilities	106	—	—

Total	4,255	4,116	4,601